Shareholders' equity - Narrative (Details)			3 Months Ended				12 Months Ended
	Mar. 11, 2025 period $ / shares	Mar. 12, 2024 installment	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	May 22, 2018 USD ($) $ / shares
Class of Stock [Line Items]
Common stock authorized (in shares)			500,000,000				500,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0				$ 0			$ 0
Common stock outstanding (in shares)										210,478,322
Common stock issued (in shares)			210,663,057				210,663,057	210,654,969	210,594,545	210,478,322
Treasury stock (in shares)			2,309,062				2,309,062	2,309,062	2,309,062
Treasury stock, value | $			$ 19,367,000				$ 19,367,000	$ 19,367,000	$ 19,367,000
Dividends declared (in dollars per share) | $ / shares			$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.24	$ 0.19	$ 0.15
Common stock, dividends, number of payment installments | installment		4
Payments of dividends | $							$ 50,557,000	$ 40,022,000	$ 31,587,000
Subsequent event
Class of Stock [Line Items]
Common stock, dividends, number of payment installments | period	4
Class A
Class of Stock [Line Items]
Common stock authorized (in shares)			420,000,000				420,000,000
Common stock outstanding (in shares)										130,478,322
Common stock issued (in shares)			130,663,057				130,663,057	130,654,969	130,594,545	130,478,322
Shares issued during the period (in shares)							8,088	60,424	116,223
Number of votes per share (in votes) | vote							1
Class A | Subsequent event
Class of Stock [Line Items]
Dividends declared (in dollars per share) | $ / shares	$ 0.24
Class A | The repurchase program
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares											$ 0
Shares authorized, value | $											$ 60,000,000
Class B
Class of Stock [Line Items]
Common stock authorized (in shares)			80,000,000				80,000,000
Common stock outstanding (in shares)										80,000,000
Common stock issued (in shares)			80,000,000				80,000,000	80,000,000	80,000,000	80,000,000
Number of votes per share (in votes) | vote							5
Class B | Subsequent event
Class of Stock [Line Items]
Dividends declared (in dollars per share) | $ / shares	$ 0.24